Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses And Other Liabilities Current [Abstract]
Accrued Expenses and Other Current Liabilities

10.Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Deposits from business partner	47,399	79,787
Other tax payable	45,507	38,209
Fulfillment payable	23,688	49,190
Operating lease liabilities - current	—	35,948
Others (1)	246,134	93,493
Total	362,728	296,627

(1)

The balance as of December 31, 2020 included RMB150,000 prepaid subscription received by the Group in September and November 2020 from certain investors subscribing for Series E convertible redeemable preferred shares. The payment was in the legal form of a loan agreement but did not have a maturity date or bear interest. The issuance of the preferred shares is contingent upon the investors obtaining the approval of Overseas Direct Investment (the “ODI”), otherwise the amount will be refunded to the investors. Upon the approval of the ODI, the amount was converted to Series E convertible redeemable preferred shares and subsequently converted to Class A ordinary shares immediately after IPO completion.